Accounts Receivable (Details) - Within 1 year - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Receivables and payables related to insurance contracts	$ 312	$ 114,000,000
Receivables by term classification [Table]
Receivables and payables related to insurance contracts	$ 312	$ 114,000,000